Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the nine months ended
	September 30,
Customer	2021		2020
	Amount	%	Amount	%
A	2,407,951	32%	2,597,402	36%
B	1,308,618	34%	3,011,449	42%

Schedule of concentration of customers, suppliers & geographic area
	September 30, 2021		December 31, 2020
China	$8,588	11%	$340,381	98%
Singapore	69,991	89%	8,453	2%
Total cash and cash equivalents	$78,579	100%	$348,834	100%

	December 31,			December 31,
	2020			2019
United States	$			$-	0%
China		340,381	98%	103,868	100%
Singapore		8,453	2%
Total cash and cash equivalents		$348,834	100%	$103,868	100%

Supplier Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the nine months ended
	September 30,
Suppliers	2021		2020
	Amount	%	Amount	%
A	N/A	N/A	1,035,654	24%
B	593,100	14%	2,631,780	61%
C	746,589	17%	N/A	N/A
D	621,387	15%	N/A	N/A
E	619,532	14%	N/A	N/A

	For the year ended
	December 31,
Suppliers	2020		2019
	Amount	%	Amount	%
A	2,618,036	35%	3,357,250	54%
B	N/A	N/A	1,649,276	26%
C	N/A	N/A	616,587	10%
D	725,566	10%	N/A	N/A

Customer Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the year ended
	December 31,
Customer	2020		2019
	Amount	%	Amount	%
Guangzhou Lvxing Organic Agricultural Products Co., Ltd	4,053,136	38%	3,026,072	23%
Huizhou Siji Green Agricultural Products Co., Ltd	N/A	N/A	2,297,573	18%
Guangzhou Xianshangge Trading Co., Ltd	4,255,503	40%	N/A	N/A